Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities [Line Items]
Total	$ 198,379	$ 148,546
Less: current portion	(4,354)	(1,163)	$ (1,606)
Non-current portion	194,025	147,383	143,052
Marmato
Contract Liabilities [Line Items]
Total	109,369	64,546	$ 60,658
Less: current portion	(4,354)
Non-current portion	105,015
Toroparu
Contract Liabilities [Line Items]
Total	84,000	84,000
PSN
Contract Liabilities [Line Items]
Total	$ 5,010	$ 0